Consolidated Statements of Profit or Loss - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue	€ 214,537	€ 201,700	€ 422,312	€ 308,822	€ 222,612
Cost of sales	(89,083)	(88,957)	(184,368)	(138,920)	(105,218)
Gross profit	125,454	112,743	237,944	169,902	117,394
Marketing and selling expenses	(110,600)	(106,810)	(224,733)	(165,502)	(151,631)
General and administrative expenses	(76,544)	(75,771)	(153,138)	(122,497)	(115,181)
Other operating income and expenses	(7,960)	8,378	(2,340)	10,083	(18,399)
Loss from operations before non-underlying items	(69,650)	(61,460)	(142,267)	(108,014)	(167,817)
Non-underlying items	9,666	570	(83,057)	45,206	43,546
Loss from operations	(59,984)	(60,890)	(225,324)	(62,808)	(124,271)
Finance cost – net	(11,970)	(8,080)	(14,556)	(9,313)	(12,989)
Loss before income tax	(71,954)	(68,970)	(239,880)	(72,121)	(137,260)
Income tax (expenses) / benefits	(271)	256	129	(4,331)	1,603
Loss for the period	(72,225)	(68,714)	(239,751)	(76,452)	(135,657)
Attributable to:
- Owners of the Company	(63,002)	(57,504)	(218,290)	(65,354)	(110,761)
- Non-controlling interests	€ (9,223)	€ (11,210)	€ (21,461)	€ (11,098)	€ (24,896)
Loss per share in Euro
Basic earnings (loss) per share	€ (0.48)	€ (0.74)	€ (2.15)	€ (0.84)	€ (1.53)
Diluted earnings (loss) per share	€ (0.48)	€ (0.74)	€ (2.15)	€ (0.84)	€ (1.53)